Note 9 - Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31, 2017	$143
Year ending December 31, 2018	64

Total	207